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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Kohlberg Kravis Roberts & Co. L.P.
                 ----------------------------------
   Address:      9 West 57th Street, Suite 4200
                 ----------------------------------
                 New York, NY 10019
                 ----------------------------------

Form 13F File Number: 28-12880
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and TABLEs, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sorkin
         -------------------------------
Title:   General Counsel
         -------------------------------
Phone:   (212) 750-8300
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ David Sorkin              New York, NY        May 15, 2013
   -------------------------------    -----------------   ------------------
              [Signature]               [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information TABLE Entry Total: 32
                                        --------------------

Form 13F Information TABLE Value Total: $6,550,998
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

       1      28-13533                  KKR Investment Management LLC
    ------       -----------------      ---------------------------------

List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name

28-14775                                KKR Asset Management LLC
   -----------------------              ----------------------------------

Explanatory Notes:

Unless otherwise indicated, the positions reported herein are held by entities affiliated with Kohlberg Kravis Roberts & Co. L.P. ("KKR") that make minority investments in public securities and are not held by KKR's traditional private equity funds.

                           FORM 13F INFORMATION TABLE
                       KOHLBERG KRAVIS ROBERTS & CO. L.P.
                        FOR QUARTER ENDED MARCH 31, 2013

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN   SH/ PUT/ INVESTMENT    OTHER   ------------------------
  NAME OF ISSUER       TITLE OF CLASS   CUSIP    $1000)        AMT       PRN CALL DISCRETION   MANAGERS SOLE     SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------------
ARCELORMITTAL SA
 LUXEMBOURG           MAND CV NT 16   L0302D178 3,143     150,000        PRN      SHARED-OTHER 1             150,000
CHART INDS INC        NOTE 2.000% 8/0 16115QAC4 1,696     1,243,000      PRN      SHARED-OTHER 1             1,243,000
COBALT INTL ENERGY
 INC                  NOTE 2.625%12/0 19075FAA4 7,827     7,000,000      PRN      SHARED-OTHER 1             7,000,000
COMTECH
 TELECOMMUNICATIONS C NOTE 3.000% 5/0 205826AF7 3,073     3,000,000      PRN      SHARED-OTHER 1             3,000,000
COVANTA HLDG CORP     NOTE 3.250% 6/0 22282EAC6 17,080    14,000,000     PRN      SHARED-OTHER 1             14,000,000
DEVELOPERS
 DIVERSIFIED RLTY     NOTE 1.750%11/1 251591AX1 4,186     3,500,000      PRN      SHARED-OTHER 1             3,500,000
DOLLAR GEN CORP
 NEW (a)              COM             256677105 1,576,738 31,173,142 (b) SH       SHARED-OTHER               31,173,142 (b)
ENDO HEALTH
 SOLUTIONS INC        NOTE 1.750% 4/1 29264FAB2 2,388     2,000,000      PRN      SHARED-OTHER 1             2,000,000
GOLDCORP INC NEW      COM             380956409 1,345     40,000         SH  CALL SHARED-OTHER 1             40,000
HCA HOLDINGS INC (a)  COM             40412C101 1,999,863 49,221,334 (c) SH       SHARED-OTHER               49,221,334 (c)
HEALTH CARE REIT INC  NOTE 3.000%12/0 42217KAR7 10,480    8,000,000      PRN      SHARED-OTHER 1             8,000,000
HERTZ GLOBAL
 HOLDINGS INC         NOTE 5.250% 6/0 42805TAA3 39,457    14,400,000     PRN      SHARED-OTHER 1             14,400,000
ISHARES SILVER TRUST  ISHARES         46428Q109 274       10,000         SH       SHARED-OTHER 1             10,000
JAZZ PHARMACEUTICALS
 PLC (a)              SHS USD         G50871105 178,077   3,185,058 (d)  SH       SHARED-OTHER               3,185,058 (d)
JDS UNIPHASE CORP     NOTE 1.000% 5/1 46612JAD3 1,999     2,000,000      PRN      SHARED-OTHER 1             2,000,000

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                                VALUE (x   SHRS OR PRN   SH/ PUT/ INVESTMENT    OTHER   ------------------------
  NAME OF ISSUER       TITLE OF CLASS   CUSIP    $1000)        AMT       PRN CALL DISCRETION   MANAGERS SOLE     SHARED     NONE
---------------------------------------------------------------------------------------------------------------------------------
KKR & CO L P DEL      COM UNITS       48248M102 90,170    4,667,166      SH       SHARED-OTHER 1             4,667,166
MEDTRONIC INC         NOTE 1.625% 4/1 585055AM8 90,640    90,613,000     PRN      SHARED-OTHER 1             90,613,000
MOLSON COORS
 BREWING CO           NOTE 2.500% 7/3 60871RAA8 3,588     3,500,000      PRN      SHARED-OTHER 1             3,500,000
NETAPP INC            NOTE 1.750% 6/0 64110DAB0 5,957     5,500,000      PRN      SHARED-OTHER 1             5,500,000
NIELSEN HOLDINGS
 N V (a)              COM             N63218106 1,154,634 32,234,344 (e) SH       SHARED-OTHER               32,234,344 (e)
NXP SEMICONDUCTORS
 N V (a)              COM             N6596X109 963,181   31,798,659 (f) SH       SHARED-OTHER               31,798,659 (f)
PROCTER & GAMBLE CO   COM             742718109 1,541     20,000         SH  CALL SHARED-OTHER 1             20,000
PROLOGIS              NOTE 2.625% 5/1 74340XAS0 1,053     1,050,000      PRN      SHARED-OTHER 1             1,050,000
PROSHARES TR          SHRT 20+YR TRE  74347X849 598       20,000         SH       SHARED-OTHER 1             20,000
ROCKWOOD HLDGS
 INC (a)              COM             774415103 5,871     89,711 (g)     SH       SHARED-OTHER               89,711 (g)
SANDISK CORP          NOTE 1.000% 5/1 80004CAC5 52,118    52,160,000     PRN      SHARED-OTHER 1             52,160,000
SOTHEBYS              NOTE 3.125% 6/1 835898AC1 4,560     4,000,000      PRN      SHARED-OTHER 1             4,000,000
SPDR S&P 500 ETF
 TR (h)               TR UNIT         78462F103 7,834     50,000         SH  PUT  SHARED-OTHER 1             50,000
TIME WARNER
 TELECOM INC          DBCV 2.375% 4/0 887319AC5 7,452     5,633,000      PRN      SHARED-OTHER 1             5,633,000
VIROPHARMA INC        NOTE 2.000% 3/1 928241AH1 5,922     4,000,000      PRN      SHARED-OTHER 1             4,000,000
VOLCANO CORPORATION   NOTE 1.750%12/0 928645AB6 1,940     2,000,000      PRN      SHARED-OTHER 1             2,000,000
WALGREEN CO (a)       COM             931422109 306,313   6,424,340 (i)  SH       SHARED-OTHER               6,424,340 (i)

----------
(a) Position held by one or more entities engaged in KKR's private equity business.

(b) KKR may be deemed to have investment discretion over an aggregate number of 54,145,011 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(c) KKR may be deemed to have investment discretion over an aggregate number of 50,331,370 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(d) KKR may be deemed to have investment discretion over an aggregate number of 3,192,946 shares.

(e) KKR may be deemed to have investment discretion over an aggregate number of 39,577,793 shares, which consists of shares held by an investment vehicle jointly owned by KKR and other investors.

(f) KKR may be deemed to have investment discretion over an aggregate number of 44,489,138 shares.

(g) KKR may be deemed to have investment discretion over an aggregate number of 89,711 shares.

(h) Includes two series of SPDR S&P 500 ETF TR put options.

(i) KKR may be deemed to have investment discretion over an aggregate number of 8,508,807 shares.